Equity (FY) (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Equity [Abstract]
Schedule of Nonvested Restricted Stock Activity
Restricted stock activity during the two years ended June 30, 2019 and 2018 was as follows:

Restricted stock outstanding June 30, 2019

Unvested shares outstanding at June 30, 2017	3,810
Granted	3,842
Vested	(6,422)
Forfeited	—
Unvested shares outstanding at June 30, 2018	1,230
Granted	13,587
Vested	(14,817)
Forfeited	—
Unvested shares outstanding at June 30, 2019	—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
There were no stock options granted during the year ended June 30, 2019, the fair values for the stock options granted during the year ended June 30, 2018 were estimated at the date of grant using a Black-Scholes-Morton option-pricing model with the following weighted-average assumptions.

June 30, 2018
Risk-free rate of return	2.60%
Expected life of award	5.0 years
Expected dividend yield	0.00%
Expected volatility of stock	86%
Weighted-average grant date fair value	$18.72

Summary of Stock Option Activity
Stock option activity during the three months ended September 30, 2019 was as follows:

Number of Underlying Stock Options

Outstanding at June 30, 2019	166,477
Granted	—
Exercised	—
Forfeited	(14,784)
Outstanding at September 30, 2019	151,693
Exercisable at September 30, 2019	151,343

Stock option activity during the two years ended June 30, 2019 and 2018 were as follows:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding at June 30, 2017	182,717	$64.40	5.5	$0.10
Granted	42,881	27.28
Exercised	—	—
Cancelled/forfeited	(10,546)	66.64
Outstanding at June 30, 2018	215,052	56.91	5.4	$0.02
Granted	—	—
Exercised	—	—
Cancelled/forfeited	(48,575)	43.84
Outstanding at June 30, 2019	166,477	60.73	4.5	$0.00
Exercisable at June 30, 2019	166,127	60.73	4.5	$0.00

Summary of Share-based Payment Award, Warrant Options, Valuation Assumptions
The fair values of the warrants issued to MDC were estimated using a Black-Scholes-Morton option-pricing, and the following weighted-average assumptions for the years ended June 30, 2019 and 2018:

	Year Ended June 30,
	2019	2018
Risk-free rate of return	3.15%	2.37%
Expected life of award	10 years	10 years
Expected dividend yield	0.00%	0.00%
Expected volatility of stock	94%	98%
Weighted-average grant date fair value	$8.96	$24.48

Summary of Stock Warrants Activity
Stock warrants activity during the three months ended September 30, 2019 were as follows:

Number of Underlying Warrants

Outstanding at June 30, 2019	212,638
Granted	—
Exercised	—
Forfeited	—
Outstanding at September 30, 2019	212,638
Exercisable at September 30, 2019	212,638

Stock warrants activity during the two years ended June 30, 2019 and 2018 were as follows:

	Number of Stock Warrants	Weighted Average Exercise Price
Outstanding at June 30, 2017	161,180	$110.72
Granted	140,000	31.84
Exercised	—	—
Cancelled/forfeited	(91,667)	130.08
Outstanding at June 30, 2018	209,513	49.44
Granted	12,500	10.40
Exercised	—	—
Cancelled/forfeited	(9,375)	10.40
Outstanding at June 30, 2019	212,638	48.86
Exercisable at June 30, 2019	212,638	48.86

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation
The following table presents stock based compensation expense attributable to stock option awards issued under the 2015 Incentive Plan and attributable to warrants and common stock issued to consulting firms as compensation (in thousands):

	Three Months Ended September 30,
	2019	2018

Incentive Plans	$1	$143
Common stock	—	71
Total stock-based expense	$1	$214

The following table presents stock- based expense attributable to stock option awards issued under the Incentive Plans and attributable to warrants and common stocks issued to consulting firms (in thousands):

	Year Ended June 30,
	2019	2018
Incentive Plans	$273	$1,045
Common Stock and Warrants	98	213
Total stock-based compensation expense	$371	$1,258